Related Party Disclosures (Details) - Schedule of outstanding balances - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Naxos One Holding Limited [Member]
Related Party Disclosures (Details) - Schedule of outstanding balances [Line Items]
Net investments in subleases		[1]
Due from related parties/ shareholders	304	[1]	306
Due to a related party/ a shareholder	488	[1]
Shareholders of the Company [Member]
Related Party Disclosures (Details) - Schedule of outstanding balances [Line Items]
Net investments in subleases
Due from related parties/ shareholders	99		100
Due to a related party/ a shareholder	325		325
Hoi Tung Chan [Member]
Related Party Disclosures (Details) - Schedule of outstanding balances [Line Items]
Net investments in subleases		[2]
Due from related parties/ shareholders	2,073	[2]
Due to a related party/ a shareholder		[2]

[1]	A director of the Company is the controlling shareholder of Naxos One Holding Limited. The amount due from Naxos One Holding Limited was unsecured, interest-free and repayable on demand, while the amount due to Naxos One Holding Limited was unsecured, interest-free and repayable within one year.
[2]	Hoi Tung Chan was the Chief Financial Officer of Kuke Music Holding Limited, who resigned its position on 12th May, 2023. The amount due from Hoi Tung Chan was unsecured, interest-free and repayable on demand.